TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2020	2021
Trade receivables	19,699	16,312
Allowance for expected credit losses	(8,360)	(7,802)
Net	11,339	8,510
Other receivables	442	446
Allowance for expected credit losses	(227)	(251)
Net	215	195
Total trade and other receivables	11,554	8,705

Schedule of trade receivables by debtor

(i)   Related parties

	2020	2021
State-owned enterprises	1,564	1,336
Government agencies	1,196	679
Indonusa	504	439
Indosat	225	148
Others (each below Rp75 billion)	407	176
Total	3,896	2,778
Allowance for expected credit losses	(1,553)	(1,400)
Net	2,343	1,378

(ii)  Third parties

	2020	2021
Individual and business subscribers	13,899	12,644
Overseas international carriers	1,904	890
Total	15,803	13,534
Allowance for expected credit losses	(6,807)	(6,402)
Net	8,996	7,132

Schedule of trade receivables by age

(i)   Related parties

	2020	2021
Up to 3 months	2,008	1,319
3 to 6 months	412	238
More than 6 months	1,476	1,221
Total	3,896	2,778
Allowance for expected credit losses	(1,553)	(1,400)
Net	2,343	1,378

(ii)  Third parties

	2020	2021
Up to 3 months	8,110	6,753
3 to 6 months	862	686
More than 6 months	6,831	6,095
Total	15,803	13,534
Allowance for expected credit losses	(6,807)	(6,402)
Net	8,996	7,132

(iii)  Aging of total trade receivables

	2020			2021
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,818	696	8.9%	5,625	532	9.5%
Past due up to 3 months	2,300	488	21.2%	2,447	328	13.4%
Past due more than 3 to 6 months	1,274	495	38.9%	924	253	27.4%
Past due more than 6 months	8,307	6,681	80.4%	7,316	6,689	91.4%
Total	19,699	8,360		16,312	7,802

Schedule of trade receivable by currency

(i)   Related parties

	2020	2021
Rupiah	3,886	2,777
U.S. Dollar	10	1
Total	3,896	2,778
Allowance for expected credit losses	(1,553)	(1,400)
Net	2,343	1,378

(ii)  Third parties

	2020	2021
Rupiah	13,439	11,838
U.S. Dollar	2,265	1,606
Singapore Dollar	75	56
Others (each below Rp75 billion)	24	34
Total	15,803	13,534
Allowance for expected credit losses	(6,807)	(6,402)
Net	8,996	7,132

Schedule of movements in allowance for expected credit losses

	2020	2021
Beginning balance	6,207	8,360
Allowance for expected credit losses	2,344	474
Receivables written-off	(191)	(1,032)
Ending balance	8,360	7,802